INCOME TAXES - Summary of total unrecognized tax benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Total unrecognized tax benefits, beginning balance	¥ 211,064	¥ 176,553
Increase related to current year tax positions	29,255	34,511
Total unrecognized tax benefits, ending balance	¥ 240,319	¥ 211,064